ADVANCE TO SUPPLIERS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Advances to suppliers
Advances to suppliers	R$ 1,257,630	R$ 317,026
Current	170,481	98,533
Non current	1,087,149	218,493
Forestry Development Program
Advances to suppliers
Advances to suppliers	1,087,149	231,063
Advance to suppliers
Advances to suppliers
Advances to suppliers	R$ 170,481	R$ 85,963